REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Schedule of Premiums Written and Earned and Incurred Losses and LAE
Premiums written and earned and incurred losses and LAE are comprised of the following for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Written premiums:
Direct	$4,641	$5,115	$5,031
Assumed	13,065	13,117	11,606
Ceded	(2,193)	(2,418)	(1,907)
Net written premiums	$15,513	$15,814	$14,730

Premiums earned:
Direct	$4,921	$4,977	$4,733
Assumed	13,067	12,458	10,518
Ceded	(2,429)	(2,248)	(1,807)
Net premiums earned	$15,560	$15,187	$13,443

Incurred losses and LAE:
Direct	$4,352	$5,465	$3,209
Assumed	8,083	7,464	5,870
Ceded	(1,698)	(1,624)	(651)
Retroactive reinsurance adjustment (1)	122	—	—
Net incurred losses and LAE	$10,859	$11,305	$8,427
(Some amounts may not reconcile due to rounding.)
(1) The consideration paid ($1.4 billion) exceeds the ceded loss reserves at the inception of the Agreement ($1.3 billion), as a result the Company recognized an immediate pre-tax loss of $122 million in earnings, in accordance with retroactive reinsurance accounting guidance. The Company recognized the loss by writing off the reinsurance recoverable of $122 million, which represents excess compensation for the uncertainty of future claims development, and is not a component of our best estimate of loss reserves.